Reserves (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reserves [Line Items]
Reserves	£ 23,001,035	£ 23,001,035
Merger reserve [Member]
Schedule Of Reserves [Line Items]
Reserves	22,867,313	22,867,313
Revaluation reserve [Member]
Schedule Of Reserves [Line Items]
Reserves	£ 133,722	£ 133,722